Segments and Related Information - Reconciliation of Net Loss from Segments to Consolidated (Details) - USD ($) $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2022	Apr. 02, 2022	Jul. 03, 2021	Apr. 03, 2021	Jul. 02, 2022	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Segments and Related Information
Total adjusted EBITDA continuing operations	$ 10,154		$ 7,623			$ 14,185	$ 11,386
Total adjusted EBITDA - discontinuing operations			(1,212)				(2,075)
Total adjusted EBITDA	10,154		6,411			14,185	9,311
Management fees			(124)			(126)	(622)
Transaction expenses	(1,320)		(903)			(10,588)	(1,452)
Share based compensation	(1,114)					(7,825)
Depreciation and amortization	(14,794)		(13,023)			(29,560)	(25,645)
Interest expense	(13,085)		(11,227)			(25,428)	(21,138)	$ (50,477)	$ (37,659)
Loss on extinguishment of convertible notes			(2,436)				(2,436)	(2,436)
Integration, public company readiness and close out costs	(5,490)					(6,854)
Net loss from continuing operations	(25,649)		(20,090)			(66,196)	(39,907)	$ (101,575)	$ (94,222)
Net loss from discontinued operations			(1,740)				(3,129)
Net loss	(25,649)	$ (40,547)	(21,830)	$ (21,206)	$ (36,593)	(66,196)	(43,036)
Operating Segments | Telecom
Segments and Related Information
Total adjusted EBITDA continuing operations	17,031		11,202			21,843	16,016
Depreciation and amortization	(11,705)		(9,742)			(23,366)	(19,562)
Operating Segments | Renewables and Recovery Logistics
Segments and Related Information
Total adjusted EBITDA continuing operations	(601)		1,141			4,708	4,019
Depreciation and amortization	(2,885)		(3,037)			(5,780)	(5,604)
Corporate
Segments and Related Information
Total adjusted EBITDA continuing operations	(6,276)		(4,720)			(12,366)	(8,649)
Depreciation and amortization	$ (204)		$ (244)			$ (414)	$ (479)